UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 1, 2006 to January 31, 2006

Commission File Number of issuing entity: 333-120079-04

Nissan Auto Receivables 2006-A Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-120079

Nissan Auto Receivables Corporation II

(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

51-6570695

(I.R.S. Employer Identification No.)

c/o Wilmington Trust Company, Rodney Square North,
1100 North Market Street, Wilmington, Delaware
(Address of principal executive offices of the issuing entity)            19890
                                                          (Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I - DISTRIBUTION INFORMATION

Item 1.     Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that’s comprise the assets of Nissan Auto Receivables 2006-A Owner Trust are set forth in the attached Monthly Servicer’s Certificate.

PART II - OTHER INFORMATION

Item 9.     Exhibits.

(a)     Monthly Servicer’s Certificate - Nissan Auto Receivables 2006-A Owner Trust.

(b)     Exhibits: 99 Monthly Servicer’s Certificate - Nissan Auto Receivables 2006-A Owner Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES CORPORATION II (Depositor)
Date: February 27, 2006	/s/ Kazuhiko Kazama__________________ Kazuhiko Kazama, Treasurer

EXHIBIT INDEX

Exhibit No.	Description

  99         Monthly Servicer’s Certificate - Nissan Auto Receivables 2006-A Owner Trust